Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 9,955	[1]	$ 6,853	[1]	$ 8,798
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(4,515)		(2,433)		(626)
Net gains (losses) on hedges of net investments in foreign operations	1,307		347		(232)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(31)		62		21
Net gains (losses) on hedges of net investments in foreign operations	343		91		(60)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(3,520)		(2,239)		(819)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(1,341)		1,495		1,265
Reclassification of net (gains) losses to net income	522		(1,091)		(1,150)
Income tax expense (benefit):
Net gains (losses) in fair value	(346)		387		308
Reclassification of net (gains) losses to net income	127		(276)		(298)
Other comprehensive income net of tax available for sale financial assets net of tax	(600)		293		105
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(1,267)		2,543		361
Reclassification of net (gains) losses to net income	176		(2,604)		596
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(471)		689		86
Reclassification of net (gains) losses to net income	186		(718)		163
Other comprehensive income net of tax cash flow hedges	(806)		(32)		708
Other comprehensive income (loss) from investments in associates	37		(2)		103
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	1,815		(620)		(1,096)
Income tax expense (benefit)	480		(155)		(281)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	1,335		(465)		(815)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	532		(122)		121
Income tax expense (benefit)	124		(37)		26
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	408		(85)		95
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(270)		(404)		11
Income tax expense (benefit)	(71)		(106)		3
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(199)		(298)		8
Other comprehensive income (loss) from investments in associates	5		(8)		(10)
Other comprehensive income (loss)	(3,340)		(2,836)		(625)
Total comprehensive income	6,615		4,017		8,173
Comprehensive income (loss) attributable to non-controlling interests	125		(93)		205
Comprehensive income attributable to equity holders of the Bank	6,490		4,110		7,968
Preferred shareholders and other equity instrument holders	233		196		182
Common shareholders	$ 6,257		$ 3,914		$ 7,786

[1]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).